Schedule of Debt (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt	$ 223,195	$ 1,566,598	$ 5,677,505
Short-term debt		2,000,000	7,745,843
Related party notes payable			3,001,366
Convertible Notes, net of subscriptions to members			8,254,390
Payroll protection loan			1,669,552
Other notes payable			212,066
Line of credit		3,500,000	3,500,000
Total notes payable	223,195	7,066,598	30,060,722
Less: current portion	(139,534)	(3,447,056)	(22,649,995)
Less: line of credit		(3,500,000)	(3,500,000)
Total notes payable, net of current portion	$ 83,661	119,542	3,910,727
Deferred financing fees			(36,492)
Total notes payable, net		$ 119,542	$ 3,874,235